Unaudited Interim Condensed Consolidated Statements of Comprehensive (Loss) / Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Net (loss) / income	$ 7,649	$ (30,474)
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	(178)	(897)
Changes in the fair value of debt instruments at fair value through other comprehensive income	11	222
Other comprehensive loss, net of tax	(167)	(675)
Total comprehensive (loss) / income	7,482	(31,149)
Total comprehensive (loss) / income attributable to:
Owners of the Company	$ 7,482	$ (31,149)